Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.97%
Application Software–8.82%
Adobe, Inc.(b)	41,359	$18,974,269
C3.ai, Inc., Class A(b)(c)	62,971	8,790,752
DocuSign, Inc.(b)	31,544	7,346,282
Paylocity Holding Corp.(b)	41,307	7,743,410
RingCentral, Inc., Class A(b)	154,789	57,723,914
salesforce.com, inc.(b)	65,386	14,748,466
Synopsys, Inc.(b)	116,372	29,727,227
		145,054,320
Biotechnology–0.67%
BeiGene Ltd., ADR (China)(b)	34,755	11,121,600
Construction Machinery & Heavy Trucks–0.35%
Nikola Corp.(b)(c)	250,538	5,784,922
Consumer Electronics–2.57%
Sony Corp. (Japan)	441,800	42,277,863
Data Processing & Outsourced Services–5.73%
PayPal Holdings, Inc.(b)	221,625	51,928,954
Visa, Inc., Class A	218,963	42,314,600
		94,243,554
Health Care Equipment–3.30%
Abbott Laboratories	119,555	14,775,803
Intuitive Surgical, Inc.(b)	18,327	13,701,998
Teleflex, Inc.	68,207	25,757,009
		54,234,810
Health Care Technology–1.22%
GoodRx Holdings, Inc., Class A(b)(c)	231,387	10,787,262
Teladoc Health, Inc.(b)	35,072	9,253,046
		20,040,308
Interactive Home Entertainment–7.15%
Activision Blizzard, Inc.	240,488	21,884,408
Electronic Arts, Inc.	97,469	13,957,561
Nintendo Co. Ltd. (Japan)	38,100	22,019,667
Sea Ltd., ADR (Taiwan)(b)	206,288	44,704,672
Take-Two Interactive Software, Inc.(b)	75,615	15,157,027
		117,723,335
Interactive Media & Services–9.81%
Alphabet, Inc., Class A(b)	41,921	76,604,759
Facebook, Inc., Class A(b)	247,246	63,871,059
Kuaishou Technology (China)(b)(d)(e)	248,100	3,717,023
ZoomInfo Technologies, Inc., Class A(b)	357,199	17,149,124
		161,341,965
Internet & Direct Marketing Retail–13.14%
Alibaba Group Holding Ltd., ADR (China)(b)	177,275	44,997,713
Amazon.com, Inc.(b)	39,467	126,539,096
Booking Holdings, Inc.(b)	22,955	44,632,095
		216,168,904
Shares		Value
Life Sciences Tools & Services–7.07%
10X Genomics, Inc., Class A(b)	148,899	$25,484,064
Avantor, Inc.(b)	1,064,286	31,385,794
IQVIA Holdings, Inc.(b)	211,283	37,566,117
Thermo Fisher Scientific, Inc.	42,861	21,846,252
		116,282,227
Managed Health Care–1.15%
UnitedHealth Group, Inc.	56,825	18,955,684
Movies & Entertainment–1.01%
Netflix, Inc.(b)	31,120	16,567,977
Pharmaceuticals–0.90%
Reata Pharmaceuticals, Inc., Class A(b)	142,486	14,760,124
Semiconductor Equipment–7.07%
Applied Materials, Inc.	797,532	77,105,394
ASML Holding N.V., New York Shares (Netherlands)	73,566	39,296,014
		116,401,408
Semiconductors–11.05%
NVIDIA Corp.	130,386	67,747,262
QUALCOMM, Inc.	573,751	89,665,806
Semtech Corp.(b)	343,528	24,373,312
		181,786,380
Systems Software–10.46%
Microsoft Corp.	429,869	99,712,413
Palo Alto Networks, Inc.(b)	99,327	34,838,945
ServiceNow, Inc.(b)	69,224	37,599,708
		172,151,066
Technology Hardware, Storage & Peripherals–5.49%
Apple, Inc.	684,343	90,305,902
Trucking–2.01%
Uber Technologies, Inc.(b)	648,873	33,047,102
Total Common Stocks & Other Equity Interests (Cost $707,744,803)		1,628,249,451
Money Market Funds–1.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)	8,801,010	8,801,010
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(f)(g)	6,933,297	6,936,070
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)	10,058,297	10,058,297
Total Money Market Funds (Cost $25,794,410)		25,795,377
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.54% (Cost $733,539,213)		1,654,044,828
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.28%
Invesco Private Government Fund, 0.01%(f)(g)(h)	8,449,332	8,449,332

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(f)(g)(h)	12,668,930	$12,673,997
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,123,253)		21,123,329
TOTAL INVESTMENTS IN SECURITIES–101.82% (Cost $754,662,466)		1,675,168,157
OTHER ASSETS LESS LIABILITIES—(1.82)%		(30,016,314)
NET ASSETS–100.00%		$1,645,151,843
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,087,629	$93,943,165	$(90,229,784)	$-	$-	$8,801,010	$2,044
Invesco Liquid Assets Portfolio, Institutional Class	4,500,938	67,102,260	(64,666,406)	(3,416)	2,694	6,936,070	6,322
Invesco Treasury Portfolio, Institutional Class	5,814,433	107,363,617	(103,119,753)	-	-	10,058,297	1,721
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	84,697,961	(76,248,629)	-	-	8,449,332	1,022*
Invesco Private Prime Fund	-	69,239,551	(56,567,461)	76	1,831	12,673,997	3,912*
Total	$15,403,000	$422,346,554	$(390,832,033)	$(3,340)	$4,525	$46,918,706	$15,021

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,560,234,898	$64,297,530	$3,717,023	$1,628,249,451
Money Market Funds	25,795,377	21,123,329	—	46,918,706
Total Investments	$1,586,030,275	$85,420,859	$3,717,023	$1,675,168,157
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Technology Fund